Non-Current Assets Held For Sale - Non-current assets held for sale (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets classified as held for sale
Reclassification to/from current and non-current assets, Property, plant and equipment		$ (335,702,647)
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	$ 55,872,163
Dispositions and changes in the scope of consolidation	(59,648,221)
Other movements	3,776,058
Net assets (liabilities) classified as held for sale
Beginning balance	28,601,633
Reclassification to/from current and non current assets	289,241,517
Dispositions and changes in the scope of consolidation	(353,737,200)
Other movements	35,894,050
Ending balance		28,601,633
Trade and other payables, current
Liabilities classified as held for sale
Dispositions and changes in the scope of consolidation	(85,910)
Other movements	85,910
Current tax liabilities
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	1,932,844
Dispositions and changes in the scope of consolidation	(2,536,094)
Other movements	603,250
Other current non-financial liabilities
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	4,067,708
Dispositions and changes in the scope of consolidation	(471,289)
Other movements	(3,596,419)
Total current liabilities
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	6,094,438
Dispositions and changes in the scope of consolidation	(3,380,502)
Other movements	(2,713,936)
Other long-term provisions
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	2,261,180
Dispositions and changes in the scope of consolidation	(2,552,770)
Other movements	291,590
Deferred tax liabilities
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	40,085,389
Dispositions and changes in the scope of consolidation	(45,258,176)
Other movements	5,172,787
Total non-current liabilities
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	49,777,725
Dispositions and changes in the scope of consolidation	(56,267,719)
Other movements	6,489,994
Current Lease Liabilities
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	93,886
Dispositions and changes in the scope of consolidation	(287,209)
Other movements	193,323
Non Current Lease Liabilities
Liabilities classified as held for sale
Reclassification to/from current and non current liabilities	7,431,156
Dispositions and changes in the scope of consolidation	(8,456,773)
Other movements	1,025,617
Assets and liabilities held for sale
Assets classified as held for sale
Beginning balance	28,601,633
Reclassification to/from current and non current assets	345,113,680
Dispositions and changes in the scope of consolidation	(413,385,421)
Other movements	39,670,108
Ending balance		28,601,633
Assets and liabilities held for sale | Cash and Cash Equivalents [Member]
Assets classified as held for sale
Dispositions and changes in the scope of consolidation	(1,795,800)
Other movements	1,795,800
Assets and liabilities held for sale | Trade and other receivables, current
Assets classified as held for sale
Dispositions and changes in the scope of consolidation	(4,461,402)
Other movements	4,461,402
Assets and liabilities held for sale | Inventories [Member]
Assets classified as held for sale
Reclassification to/from current and non current assets	2,218,478
Dispositions and changes in the scope of consolidation	(2,182,405)
Other movements	(36,073)
Assets and liabilities held for sale | Total current assets
Assets classified as held for sale
Reclassification to/from current and non current assets	2,218,478
Dispositions and changes in the scope of consolidation	(8,439,607)
Other movements	6,221,129
Assets and liabilities held for sale | Property, plant and equipment [member]
Assets classified as held for sale
Beginning balance	28,601,633
Reclassification to/from current and non current assets	335,702,647
Dispositions and changes in the scope of consolidation	(396,770,388)
Other movements	32,466,108
Ending balance		28,601,633
Assets and liabilities held for sale | Right-of-use assets [member]
Assets classified as held for sale
Reclassification to/from current and non current assets	7,192,555
Dispositions and changes in the scope of consolidation	(8,175,426)
Other movements	982,871
Assets and liabilities held for sale | Total non-current assets
Assets classified as held for sale
Beginning balance	28,601,633
Reclassification to/from current and non current assets	342,895,202
Dispositions and changes in the scope of consolidation	(404,945,814)
Other movements	$ 33,448,979
Ending balance		$ 28,601,633